Lease liabilities	6 Months Ended
Jun. 30, 2023
Lease liabilities.
Lease liabilities

20.Lease liabilities

	June 30,	December 31,
	2023	2022*
	$’000	$’000

Current	88,321	87,240
Non‑current	504,118	518,318
Total lease liabilities	592,439	605,558

Lease liabilities represent the net present value of future payments due under long term land leases for leasehold land on which our towers are located and for other leasehold assets such as warehouses and offices. During the six-month period ended June 30, 2023, payments to the value of $70.0 million were made in respect of recognized lease liabilities. These lease liabilities are unwound using incremental borrowing rates which represent the credit risk of the lessee entity and the length of the lease agreement.

At June 30, 2023, and December 31, 2022, the contractual maturities of the lease liabilities were as follows:

		Total
	Carrying	contractual	Within	2 ‑ 3	4 ‑ 5	Over 5
	value	cash flows	1 year	years	years	years
	$’000	$’000	$’000	$’000	$’000	$’000

June 30, 2023
Lease liabilities	592,439	1,075,343	94,892	181,690	168,935	629,826

December 31, 2022*
Lease liabilities	605,558	1,108,532	92,417	179,930	168,231	667,954

Lease obligations contractual cash flows are disclosed with the same renewal expectation assumption assessed for lease accounting under IFRS 16. The average remaining lease term remaining at June 30, 2023 is 12.2 years.

*re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.